Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2020
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,	September 30,
	2020	2020	2020
	RMB	RMB	US$

Buildings	604,112	604,008	88,961
Leasehold improvements	14,864	14,864	2,189
Machineries	208,377	217,397	32,019
Motor vehicles	19,088	19,183	2,825
Furniture, fixtures and equipment	55,722	54,913	8,088
Construction-in-progress	1,356	3,115	459
	903,519	913,480	134,541
Less: Accumulated depreciation	(380,840)	(399,327)	(58,815)
Total property, plant and equipment, net	522,679	514,153	75,726